Property and Equipment	9 Months Ended
Sep. 23, 2012
Property and Equipment

4. PROPERTY AND EQUIPMENT

The major classes of property and equipment at December 26, 2010 and December 25, 2011 are summarized as follows:

	DECEMBER 26, 2010	DECEMBER 25, 2011
Leasehold improvements	$20,703	$34,231
Furniture, fixtures and equipment	13,645	20,554
Construction in progress	3,055	2,929

	37,403	57,714
Less accumulated depreciation	(5,290)	(9,600)

Total property and equipment, net	$32,113	$48,114

Depreciation expense was $1,535, $2,706 and $4,407 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively.